Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	The9 LTD
Entity Emerging Growth Company	false
Entity Central Index Key	0001296774
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 3